UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: April 30, 2012
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.4%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.9%
Honeywell International	775,000	$41,152,500

AGRICULTURE — 6.4%
Archer-Daniels-Midland	1,375,000	41,772,500
Mosaic	700,000	49,504,000

		91,276,500

BUSINESS SERVICES — 2.7%
Western Union	2,000,000	38,820,000

CONSTRUCTION & ENGINEERING — 3.1%
KBR	800,000	28,520,000
Navistar International *	300,000	15,393,000

		43,913,000

CONSUMER STAPLES — 2.1%
CVS Caremark	825,000	29,988,750

CONTAINERS & PACKAGING — 1.8%
Owens-Illinois *	1,100,000	25,487,000

ELECTRICAL EQUIPMENT — 2.0%
Cooper Industries, Cl A	550,000	28,770,500

ELECTRONICS MANUFACTURER — 5.8%
Corning	2,300,000	36,593,000
Flextronics International Ltd. *	7,200,000	46,440,000

		83,033,000

ENERGY EQUIPMENT & SERVICES — 6.5%
Halliburton	850,000	46,520,500
National Oilwell Varco	585,000	47,133,450

		93,653,950

FOOD, BEVERAGE & TOBACCO — 2.1%
Unilever	910,000	29,556,800

INDUSTRIAL/MACHINERY — 2.2%
Eaton	650,000	31,167,500

INSURANCE — 6.9%
ACE Ltd.	450,000	30,141,000
MetLife	1,060,000	43,682,600
Willis Group Holdings	615,000	25,178,100

		99,001,700

INVESTMENT MANAGEMENT COMPANIES — 1.5%
Bank of New York Mellon	855,000	21,469,050

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares/
	Contracts	Value
MEDIA — 2.1%
Time Warner	845,000	$29,710,200

MEDICAL PRODUCTS & SERVICES — 9.3%
Aetna	720,000	29,872,800
Baxter International	530,000	30,830,100
Hospira *	585,000	29,905,200
Medtronic	1,160,000	41,818,000

		132,426,100

OIL, GAS & CONSUMABLE FUELS — 15.1%
Apache	380,000	47,013,600
Chevron	300,000	31,206,000
Devon Energy	565,000	44,465,500
Hess	710,000	48,677,600
Royal Dutch Shell ADR, Cl B	600,000	44,190,000

		215,552,700

PHARMACEUTICALS — 4.2%
Abbott Laboratories	590,000	30,278,800
Teva Pharmaceutical Industries ADR	635,000	29,616,400

		59,895,200

RAILROADS — 5.3%
Norfolk Southern	600,000	45,420,000
Union Pacific	300,000	30,744,000

		76,164,000

RETAIL — 3.3%
Target	900,000	46,341,000

SEMI-CONDUCTORS & INSTRUMENTS — 5.3%
Applied Materials	3,700,000	45,584,000
ON Semiconductor *	3,400,000	29,546,000

		75,130,000

TELECOMMUNICATION SERVICES — 8.8%
Motorola Mobility Holdings *	1,750,000	39,165,000
Sprint Nextel *	11,000,000	46,530,000
Vodafone Group ADR	1,400,000	39,340,000

		125,035,000

TOTAL COMMON STOCK (Cost $1,203,723,999)		1,417,544,450

WARRANTS — 0.6%
Bank of America, Expires 01/16/19, Strike Price: $13.30* (Cost $15,064,084)	1,812,000	7,990,920

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2011 (Unaudited)
SHORT-TERM INVESTMENT (A) — 1.0%

	Shares	Value
HighMark Diversified Money Market Fund Fiduciary Shares, 0.020% (Cost $14,807,053)	14,807,053	$14,807,053

TOTAL INVESTMENTS— 101.0% (Cost $1,233,595,136)†		$1,440,342,423

Percentages are based on Net Assets of $1,426,460,495.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

ADR	American Depositary Receipt

Cl	Class

Ltd.	Limited
Equity swaps held by the Fund at July 31, 2011, were as follows:

		Number of		Unrealized
		Contracts Long	Notional	Appreciation
Company Reference	Counterparty	(Short)	Amount	(Depreciation)

Archer-Daniels-Midland	Goldman Sachs	600,000	18,373,140	$(145,140)
Corning	Goldman Sachs	1,200,000	23,023,490	(3,931,490)
Hess	Goldman Sachs	400,000	30,463,705	(3,039,705)
Mosaic	Goldman Sachs	300,000	20,535,900	680,100
Motorola Mobility	Goldman Sachs	800,000	22,001,664	(4,097,664)
Owens Illinois	Goldman Sachs	300,000	8,587,720	(1,636,720)
Target	Goldman Sachs	300,000	16,121,640	(674,640)
Vodafone ADR	J.P. Morgan	600,000	16,110,000	750,000

				$(12,095,259)

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2011 (Unaudited)
The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,417,544,450	$—	$—	$1,417,544,450
Warrants	7,990,920	—	—	7,990,920
Short-Term Investment	14,807,053	—	—	14,807,053

Total Investments in Securities	$1,440,342,423	$—	$—	$1,440,342,423

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Equity Swaps — Assets	$—	$1,430,100	$—	$1,430,100
Equity Swaps — Liabilities	—	(13,525,359)	—	(13,525,359)

	$—	$(12,095,259)	$—	$(12,095,259)

*	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $1,233,595,136, and the unrealized appreciation and depreciation were $272,260,618 and $(65,513,331), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CMB-QH-007-0800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.3%

	Shares	Value
Brazil — 1.6%
Banco Santander Brasil ADR	58,660	$544,365

Canada — 8.2%
Bombardier	167,500	1,014,673
Canadian National Railway	8,690	650,533
Canadian Natural Resources	26,000	1,047,540

		2,712,746

France — 4.1%
Technip	7,000	768,110
Vallourec	5,560	568,232

		1,336,342

Germany — 10.8%
Adidas	9,550	710,737
Daimler	9,700	699,855
Deutsche Boerse	10,000	742,071
Deutsche Post	37,000	655,046
GEA Group	21,360	744,802

		3,552,511

Hong Kong — 2.0%
Noble Group	432,000	671,103

Israel — 1.5%
Teva Pharmaceutical Industries ADR	10,400	485,056

Japan — 19.6%
Asahi Kasei	100,000	706,050
Kao ADR	25,800	726,270
Komatsu	31,000	966,667
Nissan Motor ADR	32,870	698,159
NTT DoCoMo ADR	36,700	680,418
Seven & I Holdings	24,220	688,728
Sony Financial Holdings	36,300	652,262
Tokyo Electron	12,500	673,662
TOTO	86,000	670,708

		6,462,924

Netherlands — 11.9%
European Aeronautic Defence and Space	19,600	681,602
Gemalto	15,200	725,937
Heineken	11,920	707,091
Royal Dutch Shell ADR	15,500	1,141,575
Unilever	20,500	665,840

		3,922,045

Norway — 1.7%
Ocean Rig UDW *	33,700	568,334

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
Singapore — 2.2%
Singapore Telecommunications ADR	26,400	$736,560

Spain — 4.4%
Repsol ADR	26,500	833,690
Telefonica ADR	28,000	624,960

		1,458,650

Switzerland — 10.5%
Julius Baer Group	15,500	660,943
Lonza Group	8,200	699,632
Roche Holding	4,050	727,582
Swiss Re	12,200	685,844
Syngenta	2,100	674,067

		3,448,068

Taiwan — 1.6%
Siliconware Precision Industries ADR	105,000	517,650

United Kingdom — 13.2%
Aviva	101,000	661,175
Diageo ADR	8,000	649,920
HSBC Holdings ADR	13,000	635,310
Marks & Spencer Group	110,800	629,661
Rio Tinto ADR	10,400	738,192
Vodafone Group ADR	36,900	1,036,890

		4,351,148

TOTAL COMMON STOCK (Cost $25,524,770)		30,767,502

PREFERRED STOCK — 2.1%

Germany — 2.1%
Porsche Automobil Holdings (Cost $582,636)	9,000	694,248

SHORT-TERM INVESTMENT (A) — 2.8%
Union Bank, N.A. Money Market Fund, 0.020% (Cost $937,287)	937,287	937,287

TOTAL INVESTMENTS— 98.2% (Cost $27,044,693)†		$32,399,037

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2011 (Unaudited)
Percentages are based on Net Assets of $32,977,479.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

ADR	American Depositary Receipt
As of July 31, 2011, all of the Fund’s investments are Level 1.

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $27,044,693, and the unrealized appreciation and depreciation were $5,608,405 and $(254,061), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CMB-QH-008-0800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 7.4%
AerCap Holdings *	1,140,000	$14,044,800
Alliant Techsystems	203,000	13,241,690
Curtiss-Wright	452,000	14,445,920
Spirit Aerosystems Holdings, Cl A *	726,000	14,875,740

		56,608,150

APPAREL/TEXTILES — 4.4%
Carter’s *	525,000	17,587,500
Hanesbrands *	536,000	16,353,360

		33,940,860

AUDIO & VIDEO — 1.8%
Harman International Industries	342,000	14,227,200

BANKS — 6.9%
Cathay General Bancorp	981,000	13,596,660
First Commonwealth Financial	2,060,000	10,588,400
PrivateBancorp, Cl A	1,213,000	14,301,270
Umpqua Holdings	1,284,000	14,586,240

		53,072,570

BUSINESS SERVICES — 4.3%
Broadridge Financial Solutions	678,000	15,634,680
Euronet Worldwide *	1,010,000	17,331,600

		32,966,280

CASINOS & GAMING — 1.9%
Bally Technologies *	376,000	14,825,680

CHEMICALS — 1.9%
Solutia *	668,000	14,321,920

COMMUNICATION EQUIPMENT — 2.0%
Finisar *	881,000	15,012,240

COMPUTER HARDWARE — 1.8%
Diebold	469,000	14,182,560

CONSTRUCTION & ENGINEERING — 4.1%
Chicago Bridge & Iron GDR	411,000	16,953,750
Insituform Technologies, Cl A *	740,000	14,837,000

		31,790,750

ELECTRONICS MANUFACTURER — 1.9%
Jabil Circuit	784,000	14,355,040

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
ENERGY EQUIPMENT & SERVICES — 11.2%
Complete Production Services *	435,000	$16,912,800
Gulfmark Offshore, Cl A *	365,000	17,790,100
Key Energy Services *	933,000	18,184,170
Oil States International *	203,000	16,382,100
Superior Energy Services *	415,000	17,218,350

		86,487,520

FOOD PRODUCTS — 0.2%
Darling International *	84,000	1,417,920

HEATING & REFRIGERATION EQUIPMENT — 1.7%
Lennox International	357,100	13,205,558

INSURANCE — 9.4%
Alterra Capital Holdings	709,000	15,449,110
American Equity Investment Life Holding	1,221,000	14,493,270
Aspen Insurance Holdings Ltd.	568,000	14,711,200
Hanover Insurance Group	363,000	13,144,230
Reinsurance Group of America, Cl A	256,000	14,901,760

		72,699,570

MACHINERY — 5.6%
Briggs & Stratton	743,000	12,735,020
Crane	327,000	15,146,640
Harsco	542,000	14,856,220

		42,737,880

MEDICAL PRODUCTS & SERVICES — 9.5%
Alere *	504,000	14,862,960
Emdeon, Cl A *	864,000	13,392,000
Health Net *	494,000	13,891,280
LifePoint Hospitals *	396,000	14,691,600
Magellan Health Services *	305,000	15,890,500

		72,728,340

OIL, GAS & CONSUMABLE FUELS — 2.0%
Forest Oil *	595,000	15,470,000

PHARMACEUTICALS — 1.9%
Par Pharmaceutical *	453,000	14,672,670

RESTAURANTS — 2.1%
Dunkin’ Brands Group *	2,600	75,218
Jack in the Box *	700,000	15,904,000

		15,979,218

RETAIL — 2.2%
Penske Automotive Group	747,000	16,531,110

SEMI-CONDUCTORS & INSTRUMENTS — 5.6%
Microsemi *	728,000	14,450,800
PMC — Sierra *	1,999,000	13,973,010
TriQuint Semiconductor *	1,987,000	14,942,240

		43,366,050

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
SHIPPING — 2.6%
Diana Shipping *	305,500	$2,993,900
Kirby *	285,000	16,621,200

		19,615,100

TRANSPORTATION EQUIPMENT — 4.2%
GATX	418,000	16,481,740
Wabtec	250,000	16,130,000

		32,611,740

TOTAL COMMON STOCK (Cost $726,720,452)		742,825,926

SHORT-TERM INVESTMENTS (A) — 6.8%

HighMark Diversified Money Market Fund Fiduciary Shares, 0.020%	30,785,867	30,785,867
HighMark U.S. Government Money Market Fund Fiduciary Shares, 0.000%	21,999,752	21,999,752

TOTAL SHORT-TERM INVESTMENTS (Cost $52,785,619)		52,785,619

TOTAL INVESTMENTS— 103.4% (Cost $779,506,071)†		$795,611,545

Percentages are based on Net Assets of $769,176,234.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

Cl	Class

GDR	Global Depositary Receipt

Ltd.	Limited
As of July 31, 2011, all of the Fund’s investments are Level 1.

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $779,506,071, and the unrealized appreciation and depreciation were $63,265,364 and $(47,159,890), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CMB-QH-009-0800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.2%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 7.8%
Bombardier, Cl B	3,000,000	$18,173,243
European Aeronautic Defence and Space	200,000	6,955,122

		25,128,365

AGRICULTURE — 8.2%
Archer-Daniels-Midland	400,000	12,152,000
Mosaic	200,000	14,144,000

		26,296,000

APPAREL/TEXTILES — 3.3%
Hanesbrands *	350,000	10,678,500

AUDIO & VIDEO — 3.2%
Harman International Industries	250,000	10,400,000

CONTAINERS & PACKAGING — 2.2%
Owens-Illinois *	300,000	6,951,000

ELECTRONICS MANUFACTURER — 5.4%
Flextronics International Ltd. *	2,700,000	17,415,000

ENERGY EQUIPMENT & SERVICES — 2.1%
Halliburton	125,000	6,841,250

OIL, GAS & CONSUMABLE FUELS — 12.1%
Apache	150,000	18,558,000
Devon Energy	175,000	13,772,500
Repsol	200,000	6,330,024

		38,660,524

RESTAURANTS — 0.1%
Dunkin’ Brands Group *	8,000	231,440

SEMI-CONDUCTORS & INSTRUMENTS — 11.1%
Applied Materials	1,200,000	14,784,000
ON Semiconductor *	2,400,000	20,856,000

		35,640,000

TELECOMMUNICATION SERVICES — 7.7%
Motorola Mobility Holdings *	600,000	13,428,000
Vodafone Group ADR	400,000	11,240,000

		24,668,000

TOTAL COMMON STOCK (Cost $212,362,654)		202,910,079

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2011 (Unaudited)
PURCHASED OPTIONS — 26.9%

	Contracts/
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 1.7%
Bombardier Call, Expires 01/21/12, Strike Price: $4.00*	10,000	$1,886,496

European Aeronautic Defence and Space European Call, Expires 03/16/12, Strike Price: $12.00*	2,000	3,552,285

		5,438,781

AUTOMOBILE MANUFACTURERS — 2.5%
Porsche Automobil Holdings Call, Expires 09/16/11, Strike Price: $38.00*	3,500	7,941,629

BUSINESS SERVICES — 2.9%
Western Union Call, Expires 01/21/12, Strike Price: $10.00*	10,000	9,300,000

ELECTRONICS MANUFACTURER — 3.8%
Corning Call, Expires 01/21/12, Strike Price: $10.00*	20,000	12,100,000

OIL, GAS & CONSUMABLE FUELS — 13.5%
Apache Call, Expires 01/19/13, Strike Price: $80.00*	2,000	9,370,000
Hess Call, Expires 01/19/13, Strike Price: $40.00*	6,000	18,300,000
Hess Call, Expires 01/21/12, Strike Price: $40.00*	4,000	11,540,000
Repsol European Call, Expires 03/16/12, Strike Price:$15.00*	4,000	4,200,089

		43,410,089

RETAIL — 2.0%
Target Call, Expires 01/19/13, Strike Price $40.00*	5,000	6,450,000

TELECOMMUNICATION SERVICES — 0.5%
Motorola Mobility Holdings Call, Expires 10/22/11, Strike Price: $17.00*
	3,000	1,470,000

TOTAL PURCHASED OPTIONS (Cost $89,567,605)		86,110,499

SHORT-TERM INVESTMENT (A) — 9.8%
Union Bank, N.A. Money Market Fund, 0.020% (Cost $31,364,911)	31,364,911	31,364,911

TOTAL INVESTMENTS— 99.9% (Cost $333,295,170)†		$320,385,489

Percentages are based on Net Assets of $320,656,487.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

ADR	American Depositary Receipt

Cl	Class

ETF	Exchange Traded Fund

Ltd.	Limited

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2011 (Unaudited)
Equity swaps held by the Fund at July 31, 2011, were as follows:

		Number of
		Contracts		Unrealized
		Long	Notional	Appreciation
Reference Company	Counterparty	(Short)	Amount	(Depreciation)

Archer-Daniels-Midland	Goldman Sachs	600,000	19,592,201	$(1,364,201)
Corning	J.P. Morgan	1,500,000	24,000,000	(135,000)
Devon Energy	Goldman Sachs	100,000	7,503,119	366,881
iShares MSCI EAFE ETF	Goldman Sachs	(600,000)	(35,932,890)	742,890
Mosaic	Goldman Sachs	400,000	25,730,360	2,557,640
Motorola Mobility Holdings	Goldman Sachs	500,000	13,390706	(2,200,706)
Owens Illinois	Goldman Sachs	300,000	9,016,350	(2,065,350)
Porsche Automobil Holdings
Preferred	Goldman Sachs	350,000	29,244,065	(2,245,545)
Retail Holders Trust ETF	Goldman Sachs	(300,000)	(33,055,830)	493,830
Royal Dutch Shell, Cl B ADR	Goldman Sachs	300,000	(20,065,478)	2,029,523
Target	Goldman Sachs	800,000	39,792,000	1,400,000
Vodafone ADR	J.P. Morgan	600,000	16,111,000	750,000
Volkswagen Preferred	Goldman Sachs	(120,000)	(25,450,567)	1,348,482

				$1,678,444

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock	$202,910,079	$—	$—	$202,910,079
Purchased Options	86,110,499	—	—	86,110,499
Short-Term Investment	31,364,911	—	—	31,364,911

Total Investments in Securities	$320,385,489	$—	$—	$320,385,489

Other Financial
Instruments *	Level 1	Level 2	Level 3	Total
Equity Swaps — Assets	$—	$9,689,246	$—	$9,689,246
Equity Swaps — Liabilities	—	(8,010,802)	—	(8,010,802)

	$—	$1,678,444	$—	$1,678,444

*	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $333,295,170, and the unrealized appreciation and depreciation were $63,815,965 and $(76,725,646), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CMB-QH-010-0800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID 30 FUND‡
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.4%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 4.0%
Spirit Aerosystems Holdings, Cl A *	3,200	$65,568

AUDIO & VIDEO — 2.8%
Harman International Industries	1,100	45,760

BANKS — 3.0%
Umpqua Holdings	4,370	49,643

CASINOS & GAMING — 3.1%
Bally Technologies *	1,300	51,259

CHEMICALS — 9.2%
Celanese, Cl A	900	49,617
CF Industries Holdings	330	51,256
Scotts Miracle-Gro, Cl A	1,000	50,460

		151,333

CONSTRUCTION & ENGINEERING — 9.1%
KBR	1,390	49,553
Martin Marietta Materials	630	47,640
Navistar International *	1,000	51,310

		148,503

CONSUMER PRODUCTS — 2.7%
Whirlpool	630	43,615

CONTAINERS & PACKAGING — 3.7%
Owens-Illinois *	2,600	60,242

ELECTRONICS MANUFACTURER — 3.0%
Flextronics International Ltd. *	7,500	48,375

ENERGY EQUIPMENT & SERVICES — 6.4%
Complete Production Services *	1,360	52,877
Key Energy Services *	2,650	51,648

		104,525

HUMAN RESOURCE & EMPLOYMENT SERVICES — 2.8%
Manpower	890	44,963

INSURANCE — 9.9%
Alterra Capital Holdings	2,270	49,464
American Equity Investment Life Holding	4,000	47,480
Reinsurance Group of America, Cl A	1,100	64,031

		160,975

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID 30 FUND‡
JULY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
MACHINERY — 3.0%
Crane	1,050	$48,636

MEDICAL PRODUCTS & SERVICES — 5.8%
ResMed *	1,610	48,767
Universal Health Services, Cl B	940	46,662

		95,429

PETROLEUM & FUEL PRODUCTS — 3.2%
Whiting Petroleum *	900	52,740

PHARMACEUTICALS — 3.8%
Endo Pharmaceuticals Holdings *	1,660	61,835

RETAIL — 5.9%
American Eagle Outfitters	3,890	51,115
Guess?	1,180	44,981

		96,096

SEMI-CONDUCTORS & INSTRUMENTS — 8.8%
KLA-Tencor	1,220	48,581
ON Semiconductor *	5,400	46,926
TriQuint Semiconductor *	6,400	48,128

		143,635

SHIPPING — 3.2%
Kirby *	900	52,488

TOTAL COMMON STOCK (Cost $1,624,234)		1,525,620

SHORT-TERM INVESTMENTS (A) — 7.2%
HighMark Diversified Money Market Fund Fiduciary Shares, 0.020%	65,480	65,480
HighMark U.S. Government Money Market Fund Fiduciary Shares, 0.000%	52,206	52,206

TOTAL SHORT-TERM INVESTMENTS (Cost $117,686)		117,686

TOTAL INVESTMENTS— 100.6% (Cost $1,741,920)†		$1,643,306

‡	Commenced operations on May 31, 2011.
Percentages are based on Net Assets of $1,633,812.
*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

Cl	Class

Ltd.	Limited

As of July 31, 2011, all of the Fund’s investments are Level 1.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID 30 FUND‡
JULY 31, 2011 (Unaudited)

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $1,741,920, and the unrealized appreciation and depreciation were $19,313 and $(117,927), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual financial statements.
CMB-QH-011-0100

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: September 28, 2011